CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2018 CNY (¥) shares	Jan. 31, 2017 CNY (¥) shares	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥) shares	Nov. 30, 2018 $ / shares	Jun. 30, 2018 CNY (¥) shares
Series Seed Capital Contribution [Member]
Capital injuction								¥ 50,000
Stock issuance costs								¥ 1,000
Series A Beneficiary Owners [Member]
Stock issuance costs					¥ 8,095
Proceeds from issue of preferred stock							¥ 33,160
Equivalent						$ 20,000	138,532
Proceeds from warrant exercise							¥ 644
Finders commission					6,509
Series A Beneficiary Owners [Member] | Warrant [Member]
Fair value of warrant liability					¥ 1,754
Series Seed Preferred Shares [Member]
Stock issued during period | shares								373,000,000
Series A Preferred Stock [Member]
Stock issued during period | shares			116,600,000	116,600,000
Preferred stock, shares issued | shares					272,600,000
Share issue price | $ / shares			$ 0.000005
Series B Preferred Stock [Member]
Stock issued during period | shares	1,108,033	1,108,033	110,803,324	110,803,324
Stock issuance costs				¥ 14,062
Proceeds from issue of preferred stock			$ 100,000	630,010
Finders commission			$ 2,000	¥ 12,600
Finders commission payment percent	50.00%	50.00%
Finders commission payment value | $	$ 1,000
Series B Plus Preferred Shares [Member]
Stock issuance costs		¥ 5,867
Preferred stock, shares issued | shares	21,105,395									21,105,395
Preferred stock shares authorized value	$ 20,000									¥ 128,416
Preferred Shares [Member]
Preferred shares par value | $ / shares									$ 0.000005